Schedule of Investments Engine No. 1 Transform Climate ETF July 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 12.5%
Airbus SE	59,476	$8,761,470
Safran S.A.	48,669	8,078,106
		16,839,576
Automobiles - 1.0%
General Motors Co.	35,087	1,346,288
Building Products - 3.1%
Trane Technologies plc	20,544	4,097,295
Chemicals - 1.7%
Livent Corp.*	94,991	2,338,678
Commercial Services & Supplies - 13.6%
Republic Services, Inc., Class A	66,775	10,090,371
Waste Management, Inc.	49,353	8,083,528
		18,173,899
Construction & Engineering - 4.8%
WillScot Mobile Mini Holdings Corp.*	134,371	6,443,089
Electrical Equipment - 8.5%
Rockwell Automation, Inc.	15,398	5,178,194
Schneider Electric SE	7,401	1,318,584
Vertiv Holdings Co., Class A	189,513	4,929,233
		11,426,011
Electronic Equipment, Instruments & Components - 2.9%
TE Connectivity Ltd.	27,023	3,877,530
Ground Transportation - 11.5%
Canadian Pacific Kansas City Ltd.	58,760	4,835,360
Union Pacific Corp.	45,504	10,557,838
		15,393,198
Industrial Conglomerates - 6.0%
General Electric Co.	70,601	8,065,458
Machinery - 5.6%
Caterpillar, Inc.	8,172	2,166,969
Deere & Co.	7,765	3,335,844
Sandvik AB	100,426	2,039,736
		7,542,549
Oil, Gas & Consumable Fuels - 8.8%
Diamondback Energy, Inc.	10,651	1,569,105
Exxon Mobil Corp.	38,490	4,127,668
Occidental Petroleum Corp.	72,009	4,545,928
Pioneer Natural Resources Co.	7,139	1,611,058
		11,853,759
Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 13.2%
Applied Materials, Inc.	84,368	$12,789,346
First Solar, Inc.*	13,076	2,711,963
Wolfspeed, Inc.*	34,326	2,262,083
		17,763,392
Software - 3.9%
Microsoft Corp.	15,414	5,177,871
Total Common Stocks
(Cost $116,920,905)		130,338,593

	Principal
Short-Term Investments - 0.8%
Time Deposit - 0.8%
JP Morgan Chase, New York 4.68% 8/1/2023
(Cost $1,016,312)	$1,016,312	1,016,312
Total Investments - 97.9%
(Cost $117,937,217)		$131,354,905
Other Assets Less Liabilities – 2.1%		2,878,511
Net Assets - 100.0%		$134,233,416

*	Non-income producing security.

Engine No. 1 Transform Climate ETF invested, as a percentage of net assets, in the following countries of July 31, 2023:

United States	75.4%
France	13.5%
Canada	3.6%
Ireland	3.1%
Sweden	1.5%
Other(1)	2.9%
Total	100.0%

(1)	Includes cash, short term investments and net other assets (liabilities).

Schedule of Investments (concluded) Engine No. 1 Transform Climate ETF July 31, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2023 for the Fund based upon the three levels defined above:

Engine No. 1 Transform Climate ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$130,338,593	$-	$-	$130,338,593
Short-Term Investments
Time Deposit	-	1,016,312	-	1,016,312
Total Investments	$130,338,593	$1,016,312	$-	$131,354,905

*	Please refer to the Schedule of Investments to view securities segregated by industry type.